Interests in other entities (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of subsidiaries [abstract]
Summary of Group's Principal Subsidiaries
The Group’s subsidiaries as of June 30, 2026 and 2025 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business, aside from BeiCell Ltd, which was incorporated in the Cayman Islands however operates in Hong Kong.

	Country of incorporation	Class of shares	Equity holding
			As of June 30,
			2026	2025
			%	%
Mesoblast, Inc.	USA	Ordinary	100	100
Mesoblast International Sàrl (includes Mesoblast International Sàrl Singapore Branch)	Switzerland	Ordinary	100	100
Mesoblast Australia Pty Ltd	Australia	Ordinary	100	100
Mesoblast UK Ltd	United Kingdom	Ordinary	100	100
BeiCell Ltd(1)	Cayman Islands	Ordinary	—	100

(1)
As of June 30, 2026, BeiCell Ltd has been liquidated voluntarily. A Certificate of Dissolution was issued by the Cayman Islands Registrar of Companies which states that the company was deemed dissolved and removed from the Register of Companies on September 15, 2025.